INVENTORIES (DETAILS) - USD ($) $ in Thousands	Mar. 31, 2015	Mar. 31, 2014
Inventory [Line Items]
Raw materials	$ 1,012	$ 2,013
Work in progress	141	192
Finished goods	928	1,495
Inventory Net	$ 2,081	$ 3,700